WARRANT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Series C Redeemable Convertible Preferred Shares | China Equities HK Limited
Class of Warrant or Right [Line Items]
Schedule of fair value of the warrant liability assumptions

	December 31, 2019	December 31, 2020	March 22, 2021
Risk-free rate of return	1.69%	0.23%	0.38%
Volatility	42%	53%	54%
Expected dividend yield	0%	0%	0%
Fair value of underlying Series C Redeemable Convertible Preferred Shares	1.30	3.12	9.91
Expected term	3.7 years	2.7 years	2.5 years

Series E Redeemable Convertible Preferred Shares | Two PRC onshore investment funds
Class of Warrant or Right [Line Items]
Schedule of fair value of the warrant liability assumptions

	December 31, 2019	November 3, 2020
Risk-free rate of return	0.35%	0.22%
Volatility	53.0%	50%
Expected dividend yield	0.0%	0%
Fair value of underlying Series E Redeemable Convertible Preferred Shares	1.30	2.62
Expected term	1.2 years	0.5 year

Series F Redeemable Convertible Preferred Shares | Novo Investment HK Limited
Class of Warrant or Right [Line Items]
Schedule of fair value of the warrant liability assumptions

	November 13, 2020	December 31, 2020 and January 7, 2021
Risk-free rate of return	0.22%	0.19%
Volatility	50%	50%
Expected dividend yield	0%	0%
Fair value of underlying Series F Redeemable Convertible Preferred Shares	2.62	3.12
Expected term	0.5 year	0.36 years